Redeemable Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Redeemable Preferred Stock

12. Redeemable Preferred Stock

Prior to the closing of our initial public offering, we amended our Certificate of Incorporation and exercised our right to redeem all of our Series A Cumulative Preferred Stock. The amendment to our Certificate of Incorporation modified the redemption feature of the Series A Cumulative Preferred Stock to allow for settlement using cash, shares of our common stock or a mix of cash and shares of our common stock. On April 23, 2014, we redeemed all of our outstanding shares of Series A Cumulative Preferred Stock in exchange for 40,343,529 shares of our common stock, which were delivered pro rata to the holders thereof concurrently with the closing of our initial public offering.

15. Redeemable Preferred Stock

Our authorized preferred stock consists of 225 million shares with a par value of $0.01 per share of which 87.5 million shares of preferred stock have been designated as Series A Preferred Stock with a stated value of $5.7468681218772 per share. As of December 31, 2013, and 2012, there were 87,229,703 preferred shares issued and 87,184,178 preferred shares outstanding, all of which were Series A Preferred Stock.

Voting

Holders of the Series A Preferred Stock have no voting rights except with respect to the creation of any class or series of capital stock having any preference or priority over Series A Preferred Stock or the amendment or repeal of any provision of the constituent documents of the Company that adversely changes the powers, preferences or special rights of the Series A Preferred Stock.

Dividends

Each share of Series A Preferred Stock accumulates dividends at an annual rate of 6%. Accumulated but unpaid dividends totaled $134 million and $97 million at December 31, 2013 and 2012, respectively. The Series A Preferred Shares were recorded at fair value at the date of issuance and have been adjusted each period to the current redemption value which includes accumulated but unpaid dividends. On December 31, 2009, we declared and paid a $90 million in-kind dividend through the conversion of our wholly-owned subsidiary Travelocity.com Inc. into Travelocity.com LLC (see Note 2, Summary of Significant Accounting Policies). No cash dividends have been paid since the inception of the Series A Preferred Shares.

Liquidation

The holders of the Series A Preferred Stock have the right to require us to repurchase their shares in the form of cash in the amount of the stated value per share plus accrued and unpaid dividends upon the occurrence of a liquidation event as described in the Certificate of Correction of the Second Amended and Restated Certificate of Incorporation of Sabre Corporation (“Liquidation Events”). Liquidation Events are: (a) a consolidation or merger in which the Company is not the surviving entity to the extent that holders of common stock of the Company receive cash, indebtedness, or preferred stock of the surviving entity and holders of Series A Preferred Stock do not receive preferred stock of the surviving entity with rights, powers, and preferences equal to or more favorable than those of the Series A Preferred Stock; (b) a disposition of all or substantially all of the assets of the Company; (c) any person or group of persons acquiring beneficial ownership of more than 50% of the total voting power or equity interest in the Company; (d) the first underwritten public offering and sale of the equity securities of the Company for cash; or (e) the 30th anniversary of the date of issuance of the Series A Preferred Stock. At the time of repurchase, the Series A Preferred Stock must be presented in units, each of which is to consist of two restricted shares of currently outstanding common stock and five shares of Series A Preferred Stock. For each unit presented for repurchase, the holders will receive back two unrestricted shares of common stock in addition to the cash in the amount of the stated value per share of Series A Preferred Stock plus accrued and unpaid dividends.

Redemption

The Series A Preferred Stock are redeemable for cash in the amount of the stated value per share plus accrued and unpaid dividends. At our option, we may redeem all or part of the Series A Preferred Stock at any time. The majority holders of the Series A Preferred Stock are TPG and Silver Lake which have the right to elect the board of directors in their capacity as owners. Therefore, the Series A Preferred Shares are also redeemable at the option of the holders of the Preferred Stock. As such, the Series A Preferred Stock is presented outside of permanent equity as temporary equity in our consolidated balance sheet. At the time of redemption, the Series A Preferred Stock must be presented in units, each of which is to consist of two restricted shares of currently outstanding common stock and five shares of Series A Preferred Stock. For each unit presented for redemption, the holders will receive back two unrestricted shares of common stock in addition to the cash in the amount of the stated value per share of Series A Preferred Stock plus accrued and unpaid dividends.